Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term debt
Schedule of long-term debt maturities

The following table shows Athlon's long-term debt maturities as of December 31, 2012:

	Payments Due by Period
	Total	2013	2014	2015	2016	2017	Thereafter
	(in thousands)
Athlon Credit Agreement	$237,000	$—	$—	$—	$—	$237,000	$—
Second Lien	125,000	—	—	—	—	125,000	—

Total	$362,000	$—	$—	$—	$—	$362,000	$—

Former second lien term loan
Long-term debt
Schedule of applicable margin for Eurodollar and base rate loans

Period	Eurodollar Loans	Base Rate Loans
September 5, 2012 through December 31, 2013	6.50%	5.50%
January 1, 2014 through December 31, 2014	6.75%	5.75%
January 1, 2015 through December 31, 2015	7.00%	6.00%
January 1, 2016 and thereafter	7.25%	6.25%

Schedule of maximum quantity hedging of projected production from proved developed producing reserves and proved reserves

The Months Immediately Following Any Date of Determination	Projected Production from Proved Developed Producing Reserves	Projected Production from Proved Reserves
1st through the 24th month	90%	65%
25th through the 36th month	85%	50%
37th and each succeeding month	85%	0%

Athlon Credit Agreement
Long-term debt
Schedule of applicable margin for Eurodollar and base rate loans

Ratio of Outstanding Borrowings to Borrowing Base	Applicable Margin for Eurodollar Loans	Applicable Margin for Base Rate Loans
Less than .50 to 1	2.00%	1.00%
Greater than or equal to .50 to 1 but less than .75 to 1	2.25%	1.25%
Greater than or equal to .75 to 1 but less than .90 to 1	2.50%	1.50%
Greater than or equal to .90 to 1	2.75%	1.75%

Schedule of maximum quantity hedging of projected production from proved developed producing reserves and proved reserves

The Months Immediately Following Any Date of Determination	Projected Production from Proved Developed Producing Reserves	Projected Production from Proved Reserves
1st through the 24th month	90%	65%
25th through the 36th month	85%	50%
37th and each succeeding month	85%	0%